T. ROWE PRICE Emerging Markets Discovery Stock Fund
January 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.4%
Common Stocks 1.4%
Tenaris (EUR)  5,249,055 64,075
Total Argentina (Cost
$47,226
)
64,075
BRAZIL 3.6%
Common Stocks 2.2%
Ambev  19,111,200 54,166
Banco BTG Pactual  10,037,600 45,877
100,043
Preferred Stocks 1.4%
Banco Bradesco  14,363,777 62,025
62,025
Total Brazil (Cost
$158,697
)
162,068
CHILE 1.1%
Common Stocks 1.1%
Banco de Chile  509,645,214 50,963
Total Chile (Cost
$48,288
)
50,963
CHINA 30.8%
Common Stocks 22.7%
AAC Technologies Holdings (HKD)  2,927,500 8,889
Alibaba Group Holding (HKD) (1) 4,031,300 63,185
Baidu, ADR (USD) (1) 399,408 63,801
Beijing Capital International Airport, Class H (HKD) (1) 68,204,000 45,535
China Construction Bank, Class H (HKD)  114,241,000 87,663
China Resources Gas Group (HKD)  16,018,000 80,238
Guangdong Investment (HKD)  62,990,000 89,977
JOYY, ADR (USD)  1,593,653 80,575
KE Holdings, ADR (USD) (1) 2,585,400 56,336
Kunlun Energy (HKD)  64,214,000 66,593
Longfor Group Holdings (HKD)  12,746,500 76,464
Tongcheng Travel Holdings (HKD) (1) 38,352,800 78,921
Tsingtao Brewery, Class H (HKD)  9,238,000 83,142
Weibo, ADR (USD) (1) 2,322,446 80,473

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
Yangzijiang Shipbuilding Holdings (SGD)  70,462,000 67,605
1,029,397
Common Stocks - China A Shares 8.1%
Fuyao Glass Industry Group, A Shares (CNH)  6,163,743 46,632
Hisense Home Appliances Group, A Shares (CNH)  26,464,084 63,365
Huayu Automotive Systems, A Shares (CNH)  14,518,725 63,512
NARI Technology, A Shares (CNH)  12,860,529 72,027
Ping An Bank, A Shares (CNH)  22,665,352 56,929
Ping An Insurance Group of China, A Shares (CNH)  4,957,869 39,253
Zhejiang Runtu, A Shares (CNH)  20,347,103 29,103
370,821
Total China (Cost
$1,376,326
)
1,400,218
HONG KONG 2.1%
Common Stocks 2.1%
Galaxy Entertainment Group (1) 16,685,000 96,627
Total Hong Kong (Cost
$110,193
)
96,627
HUNGARY 2.2%
Common Stocks 2.2%
OTP Bank (1) 1,685,239 97,790
Total Hungary (Cost
$77,675
)
97,790
INDIA 9.8%
Common Stocks 9.8%
Ambuja Cements  15,842,442 77,960
Ashok Leyland  13,721,972 24,628
Hindalco Industries  3,839,687 25,483
ICICI Bank  9,171,111 98,552
Petronet LNG  21,793,961 62,755
Reliance Industries  1,558,699 50,179
Shriram Transport Finance  2,292,056 38,181
Tech Mahindra  3,469,581 69,444
Total India (Cost
$340,282
)
447,182

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
INDONESIA 2.0%
Common Stocks 2.0%
Bank Rakyat Indonesia Persero  317,410,907 90,346
Total Indonesia (Cost
$84,887
)
90,346
MALAYSIA 2.0%
Common Stocks 2.0%
CIMB Group Holdings  73,219,391 91,209
Total Malaysia (Cost
$83,533
)
91,209
MEXICO 5.9%
Common Stocks 5.9%
Fresnillo (GBP)  4,584,141 38,850
Gruma, Class B  5,432,440 71,044
Grupo Aeroportuario del Pacifico, ADR (USD)  496,878 68,266
Grupo Mexico, Series B  11,710,064 50,359
Orbia Advance  17,649,026 41,342
Total Mexico (Cost
$253,723
)
269,861
NETHERLANDS 4.5%
Common Stocks 4.5%
Prosus (ZAR)  2,466,064 203,919
Total Netherlands (Cost
$207,927
)
203,919
PHILIPPINES 0.4%
Common Stocks 0.4%
Bank of the Philippine Islands  9,568,390 18,410
Total Philippines (Cost
$16,503
)
18,410
POLAND 1.4%
Common Stocks 1.4%
Powszechny Zaklad Ubezpieczen  7,174,595 63,880
Total Poland (Cost
$60,789
)
63,880

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
RUSSIA 4.4%
Common Stocks 4.4%
LUKOIL, ADR (USD)  364,314 32,625
Moscow Exchange  25,608,320 48,258
Novatek, GDR (USD)  201,798 42,621
Sberbank of Russia, ADR (USD)  5,310,964 74,502
Total Russia (Cost
$190,920
)
198,006
SAUDI ARABIA 3.8%
Common Stocks 3.8%
Saudi British Bank  5,910,332 63,478
Saudi National Bank  5,607,167 110,553
Total Saudi Arabia (Cost
$128,169
)
174,031
SINGAPORE 0.9%
Common Stocks 0.9%
Jardine Cycle & Carriage  2,578,100 38,757
Total Singapore (Cost
$43,249
)
38,757
SOUTH AFRICA 1.6%
Common Stocks 1.6%
FirstRand  17,950,383 72,360
Total South Africa (Cost
$65,730
)
72,360
SOUTH KOREA 8.6%
Common Stocks 8.6%
Amorepacific  542,348 70,734
Hyundai Motor  366,396 59,055
Kangwon Land (1) 1,831,869 38,517
Samsung Electronics  3,540,710 220,229
Total South Korea (Cost
$420,222
)
388,535

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
SWITZERLAND 1.5%
Common Stocks 1.5%
Holcim  1,218,115 66,023
Total Switzerland (Cost
$65,482
)
66,023
TAIWAN 4.8%
Common Stocks 4.8%
Hon Hai Precision Industry  29,884,000 111,734
MediaTek  2,699,000 107,202
Total Taiwan (Cost
$185,735
)
218,936
THAILAND 2.7%
Common Stocks 2.7%
Bangkok Dusit Medical Services, Class F  85,914,500 57,801
Land & Houses, NVDR  216,118,200 63,842
Total Thailand (Cost
$115,162
)
121,643
UNITED KINGDOM 0.8%
Common Stocks 0.8%
Prudential  2,190,728 36,926
Total United Kingdom (Cost
$41,308
)
36,926
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds 3.7%
T. Rowe Price Government Reserve Fund, 0.09% (2)(3) 168,638,862 168,639
Total Short-Term Investments (Cost $168,639) 168,639
Total Investments in Securities 100.0%
(Cost $4,290,665) $ 4,540,404
Other Assets Less Liabilities 0.0% 95
Net Assets 100.0% $ 4,540,499

T. ROWE PRICE Emerging Markets Discovery Stock Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
SGD Singapore Dollar
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Discovery Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.09% $ — # $ — $ 26 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
T. Rowe Price Government
Reserve Fund, 0.09% $ 176,894 ¤ ¤ $ 168,639 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $26 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $168,639.

T. ROWE PRICE Emerging Markets Discovery Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Discovery Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Emerging Markets Discovery Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F34-054Q1 01/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 349,451 $ 3,960,289 $ — $ 4,309,740
Preferred Stocks — 62,025 — 62,025
Short-Term Investments 168,639 — — 168,639
Total $ 518,090 $ 4,022,314 $ — $ 4,540,404